Warrants - Summary of Significant Unobservable Inputs Used In Calculation Of Warrant Liability (Detail) - Warrants To Purchase Common Stock [Member]	Dec. 31, 2021 yr
Risk Free Rate | Maximum
Disclosure Of Significant Unobservable Inputs Used In Calculation Of Warrant Liability [Line Items]
Fair value of the warrant liability	0.81
Risk Free Rate | Minimum
Disclosure Of Significant Unobservable Inputs Used In Calculation Of Warrant Liability [Line Items]
Fair value of the warrant liability	0.37
Volatility | Maximum
Disclosure Of Significant Unobservable Inputs Used In Calculation Of Warrant Liability [Line Items]
Fair value of the warrant liability	127.93
Volatility | Minimum
Disclosure Of Significant Unobservable Inputs Used In Calculation Of Warrant Liability [Line Items]
Fair value of the warrant liability	131.47
Expected dividend yield
Disclosure Of Significant Unobservable Inputs Used In Calculation Of Warrant Liability [Line Items]
Fair value of the warrant liability	0
Expected term | Maximum
Disclosure Of Significant Unobservable Inputs Used In Calculation Of Warrant Liability [Line Items]
Fair value of the warrant liability	3
Expected term | Minimum
Disclosure Of Significant Unobservable Inputs Used In Calculation Of Warrant Liability [Line Items]
Fair value of the warrant liability	2.3